CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Shares	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interests
Balance at Dec. 31, 2013	$ 6,852		$ 48,370	$ (39,884)	$ (1,634)
Balance (in shares) at Dec. 31, 2013		16,016,000
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense	1,155		1,155
Exercises of options and warrants	3,257		3,257
Exercises of options and warrants (in shares)		1,073,000
Stock issued for converted debt and interest	8,706		8,706
Stock issued from debt conversion and interest (in shares)		1,861,000
Nonemployee warrant cancellation	(321)		(321)
Nonemployee warrants issued in conjunction with debt offering	87		87
Issuance of restricted stock, net of forfeitures	0		0
Issuance of restricted stock, net of forfeitures (in shares)		201,000
Preferred stock dividends	(2,584)			(2,584)
Net loss attributable to AdCare Health Systems, Inc.	(13,599)
Net income (loss)	(14,405)				(806)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(14,405)
Balance at Dec. 31, 2014	$ 3,389		61,896	(56,067)	(2,440)
Balance (in shares) at Dec. 31, 2014	16,016,000	19,151,000
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense	$ 942		942
Exercises of options and warrants	1,791		1,791
Exercises of options and warrants (in shares)		527,000
Nonemployee warrant cancellation	(320)		(320)
Issuance of restricted stock, net of forfeitures	0		0
Issuance of restricted stock, net of forfeitures (in shares)		183,000
Reclass of share-based award to liability	(75)		(75)
Common stock dividends	(3,276)		(3,276)
Preferred stock dividends	(5,208)			(5,208)
Net loss attributable to AdCare Health Systems, Inc.	(23,518)
Net income (loss)	(22,703)			(23,518)	815
Deconsolidation of noncontrolling interest	1,625				1,625
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(22,703)
Balance at Dec. 31, 2015	$ (23,835)		60,958	(84,793)	$ 0
Balance (in shares) at Dec. 31, 2015	19,861,000	19,861,000
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense	$ 890		890
Issuance of restricted stock, net of forfeitures (in shares)		181,000
Preferred stock dividends	(5,457)			(5,457)
Net loss attributable to AdCare Health Systems, Inc.	(8,920)
Stock Repurchased During Period, Value	$ (312)		(312)
Stock Repurchased During Period, Shares	(150,000)	(150,000)
Stock Issued During Period, Value, New Issues	$ 75		75
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(8,920)			(8,920)
Balance at Sep. 30, 2016	$ (37,559)		$ 61,611	$ (99,170)
Balance (in shares) at Sep. 30, 2016	19,892,000	19,892,000